Filed electronically with the Securities and Exchange
                         Commission on February 5, 1998

                                                                File No. 2-14400
                                                                File No. 811-642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     ------
         Post-Effective Amendment No.   60
                                      ------
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  40
                      ------

                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

            immediately upon filing pursuant to paragraph (b)
   --------

            on ________________________ pursuant to paragraph (b)
   --------

      X     60 days after filing pursuant to paragraph (a)(i)
   --------

            on ________________ pursuant to paragraph (a)(i)
   --------

            75 days after filing pursuant to paragraph (a)(ii)
   --------

            on ____________________ pursuant to paragraph (a)(ii) of Rule 485
   --------

If appropriate, check the following:

            this post-effective amendment designates a new effective date -------- for a previously filed post-effective amendment

                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER LATIN AMERICA FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------

PART A
------
     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of           INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                       WHY INVEST IN THE FUND?
                                                      LATIN AMERICAN INVESTMENT EXPERIENCE
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                        INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing
                                                      DIRECTORS AND OFFICERS

        5A.          Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--
                     Securities                          Dividends and capital gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax Information
                                                      SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                         Information Line, Dividend reinvestment plan, T.D.D.
                                                         service for the hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION--Underwriter
                                                      TRANSACTION
                                                         INFORMATION--Purchasing shares, Share price,
                                                         Processing time, Minimum balances,
                                                         Third party transactions
                                                      SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE

                            Cross Reference - Page 1


                           SCUDDER LATIN AMERICA FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                                         Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                    and Other Practices                  Portfolio Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                          Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS

                            Cross Reference - page 2


                        SCUDDER INTERNATIONAL FUND, INC.
                       SCUDDER PACIFIC OPPORTUNITIES FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------
     Item No.        Item Caption                 Prospectus Caption
     --------        ------------                 ------------------

        1.           Cover Page                   COVER PAGE

        2.           Synopsis                     EXPENSE INFORMATION

        3.           Condensed Financial          FINANCIAL HIGHLIGHTS
                     Information                  DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of       INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                   WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  FUND ORGANIZATION

        5.           Management of the Fund       FINANCIAL HIGHLIGHTS
                                                  A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION--Investment adviser, Transfer agent
                                                  SHAREHOLDER BENEFITS--A team approach to investing
                                                  DIRECTORS AND OFFICERS

        5A.          Management's Discussion      NOT APPLICABLE
                     of Fund Performance

        6.           Capital Stock and Other      DISTRIBUTION AND PERFORMANCE INFORMATION--
                     Securities                     Dividends and capital gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION--Tax Information
                                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                     Information Line, Dividend reinvestment plan, T.D.D.
                                                     service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

        7.           Purchase of Securities       PURCHASES
                     Being Offered                FUND ORGANIZATION--Underwriter
                                                  TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                    Processing time, Minimum  balances, Third party transactions
                                                  SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or                EXCHANGES AND REDEMPTIONS
                     Repurchase                   TRANSACTION INFORMATION--Redeeming shares, Tax
                                                    identification number, Minimum balances

        9.           Pending Legal                NOT APPLICABLE
                     Proceedings

                            Cross Reference - Page 3



                       SCUDDER PACIFIC OPPORTUNITIES FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                                                         Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                    and Other Practices                   Portfolio Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                         Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS


                            Cross Reference - Page 4


                        SCUDDER INTERNATIONAL FUND, INC.
                       SCUDDER GREATER EUROPE GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------
   Item No.      Item Caption                     Prospectus Caption
   --------      ------------                     ------------------

      1.         Cover Page                       COVER PAGE

      2.         Synopsis                         EXPENSE INFORMATION

      3.         Condensed Financial              FINANCIAL HIGHLIGHTS
                 Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

      4.         General Description of           INVESTMENT OBJECTIVE AND POLICIES
                 Registrant                       WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  RISK CONSIDERATIONS
                                                  FUND ORGANIZATION

      5.         Management of the Fund           FINANCIAL HIGHLIGHTS
                                                  A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION--Investment adviser, Transfer agent
                                                  SHAREHOLDER BENEFITS--A team approach to investing
                                                  DIRECTORS AND OFFICERS


      5A.        Management's Discussion of       NOT APPLICABLE
                 Fund Performance

      6.         Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                 Securities                         gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION--Tax information
                                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                    Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

      7.         Purchase of Securities Being     PURCHASES
                 Offered                          FUND ORGANIZATION--Underwriter
                                                  TRANSACTION INFORMATION--Purchasing shares,
                                                    Share price, Processing time, Minimum balances, Third party transactions
                                                  SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

      8.         Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION--Redeeming shares, Tax
                                                    identification number, Minimum balances

      9.         Pending Legal Proceedings        NOT APPLICABLE


                            Cross Reference - page 5


                       SCUDDER GREATER EUROPE GROWTH FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS -- Brokerage Commissions,
                                                         Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                    and Other Practices                  Portfolio Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS


                            Cross Reference - Page 6


                        SCUDDER INTERNATIONAL FUND, INC.
                      SCUDDER EMERGING MARKETS GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------
   Item No.      Item Caption                     Prospectus Caption
   --------      ------------                     ------------------

      1.         Cover Page                       COVER PAGE

      2.         Synopsis                         EXPENSE INFORMATION

      3.         Condensed Financial              NOT APPLICABLE
                 Information

      4.         General Description of           INVESTMENT OBJECTIVE AND POLICIES
                 Registrant                       WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  RISK CONSIDERATIONS
                                                  FUND ORGANIZATION

      5.         Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION--Investment adviser, Transfer agent
                                                  SHAREHOLDER BENEFITS--A team approach to investing
                                                  DIRECTORS AND OFFICERS

      5A.        Management's Discussion of       NOT APPLICABLE
                 Fund Performance

      6.         Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                 Securities                         gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION--Tax information
                                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                    Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

      7.         Purchase of Securities Being     PURCHASES
                 Offered                          FUND ORGANIZATION--Underwriter
                                                  TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                    Processing time, Minimum balances, Third party
                                                    transactions
                                                  SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

      8.         Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION--Redeeming shares, Tax
                                                    identification number, Minimum balances

      9.         Pending Legal Proceedings        NOT APPLICABLE


                            Cross Reference - Page 7


                      SCUDDER EMERGING MARKETS GROWTH FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS -- Brokerage Commissions, Portfolio
                                                            Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                    and Other Practices                  Portfolio Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                         Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                            Cross Reference - Page 8


                        SCUDDER INTERNATIONAL FUND, INC.
                  SCUDDER INTERNATIONAL GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------
   Item No.      Item Caption                     Prospectus Caption
   --------      ------------                     ------------------

      1.         Cover Page                       COVER PAGE

      2.         Synopsis                         EXPENSE INFORMATION

      3.         Condensed Financial              NOT APPLICABLE
                 Information

      4.         General Description of           INVESTMENT OBJECTIVE AND POLICIES
                 Registrant                       INVESTMENT PROCESS
                                                  WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  RISK CONSIDERATIONS
                                                  FUND ORGANIZATION

      5.         Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION--Investment adviser, Transfer agent
                                                  SHAREHOLDER BENEFITS--A team approach to investing
                                                  DIRECTORS AND OFFICERS

      5A.        Management's Discussion of       NOT APPLICABLE
                 Fund Performance

      6.         Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                 Securities                         gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION--Tax information
                                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                    Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

      7.         Purchase of Securities Being     PURCHASES
                 Offered                          FUND ORGANIZATION--Underwriter
                                                  TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                    Processing time, Minimum balances, Third party transactions
                                                  SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

      8.         Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

      9.         Pending Legal Proceedings        NOT APPLICABLE


                            Cross Reference - Page 9


                  SCUDDER INTERNATIONAL GROWTH AND INCOME FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS -- Brokerage  Commissions,
                                                         Portfolio Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                    and Other Practices                  Portfolio Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-- Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS


                           Cross Reference - Page 10


                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER INTERNATIONAL FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------
   Item No.      Item Caption                     Prospectus Caption
   --------      ------------                     ------------------

      1.         Cover Page                       COVER PAGE

      2.         Synopsis                         EXPENSE INFORMATION

      3.         Condensed Financial              NOT APPLICABLE
                 Information

      4.         General Description of           INVESTMENT OBJECTIVE AND POLICIES
                 Registrant                       INVESTMENT PROCESS
                                                  WHY INVEST IN THE FUND?
                                                  INTERNATIONAL INVESTMENT EXPERIENCE
                                                  ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                  RISK CONSIDERATIONS
                                                  FUND ORGANIZATION

      5.         Management of the Fund           A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                  FUND ORGANIZATION--Investment adviser, Transfer agent
                                                  SHAREHOLDER BENEFITS--A team approach to investing
                                                  DIRECTORS AND OFFICERS

      5A.        Management's Discussion of       NOT APPLICABLE
                 Fund Performance

      6.         Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                 Securities                         gains distributions
                                                  FUND ORGANIZATION
                                                  TRANSACTION INFORMATION--Tax information
                                                  SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                    Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                  HOW TO CONTACT SCUDDER

      7.         Purchase of Securities Being     PURCHASES
                 Offered                          FUND ORGANIZATION--Underwriter
                                                  TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                    Processing time, Minimum balances, Third party transactions
                                                  SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                  INVESTMENT PRODUCTS AND SERVICES

      8.         Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                  TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

      9.         Pending Legal Proceedings        NOT APPLICABLE


                           Cross Reference - Page 11


                           SCUDDER INTERNATIONAL FUND
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS -- Brokerage Commissions, Portfolio
                                                         Turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       DIRECTORS AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      DIRECTORS AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage Commissions,
                    and Other Practices                  Portfolio Turnover

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-- Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of                     PERFORMANCE INFORMATION
                    Performance Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                           Cross Reference - Page 12

                                     Part A


Part A of this Post-Effective Amendment No. 60 to the Registration Statement is incorporated by reference in its entirety to Scudder International Fund, Inc.'s current Post- Effective Amendment No. 58 on Form N-1A filed on December 4, 1997.

                                     Part B


Part B of this Post-Effective Amendment No. 60 to the Registration Statement is incorporated by reference in its entirety to Scudder International Fund, Inc.'s current Post- Effective Amendment No. 58 on Form N-1A filed on December 4, 1997.

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                                    For Scudder International Fund:

                                    Financial highlights for the ten fiscal  years ended March 31, 1997
                                    (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                    For Scudder Latin America Fund:

                                    Financial highlights for the period December 8, 1992 (commencement of operations) to October 31, 1993 and for the four fiscal
                                    years ended October 31, 1997
                                    To be filed by amendment.

                                    For Scudder Pacific Opportunities Fund:

                                    Financial highlights for the period December 8, 1992 (commencement of operations) to October 31, 1993 and for the four fiscal
                                    years ended October 31, 1997
                                    To be filed by amendment.

                                    For Scudder Greater Europe Growth Fund:

                                    Financial highlights for the period October 10, 1994 (commencement of operations) to October 31, 1994 and for the three fiscal
                                    years ended October 31, 1997
                                    To be filed by amendment.

                                    For Scudder Emerging Markets Growth Fund:

                                    Financial highlights for the period May 8,
                                    1996 (commencement of operations) to October 31, 1996 and for the fiscal year ended
                                    October 31, 1997
                                    To be filed by amendment.

                                    For Scudder International Growth and Income Fund:

                                    Financial highlights for the period June 30, 1997 (commencement of operations) to August 31, 1997
                                    (Incorporated by reference to Post-Effective Amendment No. 57 to the
                                    Registration Statement.)

                           Included in Part B of this Registration Statement:

                                    For Scudder International Fund:

                                    Investment Portfolio as of March 31, 1997
                                    Statement of Assets and Liabilities as of March 31, 1997
                                    Statement of Operations for the fiscal year ended March 31, 1997

                                 Part C - Page 1

                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    March 31, 1997
                                    Financial Highlights for the ten fiscal years ended March 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 56 to the
                                    Registration Statement.)

                                    For Scudder Latin America Fund:

                                    Investment Portfolio as of October 31, 1997
                                    Statement of Assets and Liabilities as of October 31, 1997
                                    Statement of Operations for the fiscal year ended October 31, 1997
                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    October 31, 1997
                                    Financial Highlights for the period December 8, 1992 (commencement of operations) to October 31, 1993 and for the four fiscal
                                    years ended October 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    To be filed by amendment.


                                    For Scudder Pacific Opportunities Fund:

                                    Investment Portfolio as of October 31, 1997
                                    Statement of Assets and Liabilities as of October 31, 1997
                                    Statement of Operations for the fiscal year ended October 31, 1997
                                    Statements of Changes in Net Assets for the two fiscal years ended
                                    October 31, 1997
                                    Financial Highlights for the period December 8, 1992 (commencement of operations) to October 31, 1993 and for the four fiscal
                                    years ended October 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    To be filed by amendment.

                                    For Scudder Greater Europe Growth Fund:

                                    Investment Portfolio as of October 31, 1997
                                    Statement of Assets and Liabilities as of October 31, 1997
                                    Statement of Operations for the fiscal year ended October 31, 1997
                                    Statement of Changes in Net Assets for the two fiscal years ended
                                    October 31, 1997
                                    Financial Highlights for the period October 10, 1994 (commencement of operations) to October 31, 1994 and for the three fiscal
                                    years ended October 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    To be filed by amendment.

                                    For Scudder Emerging Markets Growth Fund:

                                    Investment Portfolio as of October 31, 1997
                                    Statement of Assets and Liabilities as of October 31, 1997
                                    Statement of Operations for the fiscal year ended October 31, 1997

                                 Part C - Page2

                                    Statement of Changes in Net Assets for the period May 8, 1996
                                    (commencement of operations) to October 31, 1996 and the fiscal year ended October 31, 1997
                                    Financial Highlights for the period May 8, 1996 (commencement of operations) to October 31, 1996 and the fiscal year ended October
                                    31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    To be filed by amendment.

                                    For Scudder International Growth and Income Fund:

                                    Statement of Assets and Liabilities as of May 23, 1997 and related notes

                                    Investment Portfolio as of August 31, 1997
                                    Statement of Assets and Liabilities as of August 31, 1997
                                    Statement of Operations for the period ended August 31, 1997
                                    Statements of Changes in Net Assets for the period ended August 31,
                                    1997
                                    Financial Highlights for the period June 30, 1997 (commencement of operations) to August 31, 1997
                                    Notes to Financial Statements
                                    (Incorporated by reference to Post-Effective Amendment No. 55 to the
                                    Registration Statement.)

                    b.        Exhibits:

                              1.       (a)      Articles of Amendment and Restatement of the Registrant as of
                                                January 24, 1991.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (b)      Articles Supplementary dated September 17, 1992.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (c)      Articles Supplementary dated December 1, 1992.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (d)      Articles Supplementary dated August 3, 1994.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (e)      Articles Supplementary dated February 20, 1996.
                                                (Incorporated by reference to Exhibit 1(e) to Post-Effective
                                                Amendment No. 46 to the Registration Statement.)

                                       (f)      Articles Supplementary dated September 5, 1996.
                                                (Incorporated by reference to Exhibit 1(f) to Post-Effective
                                                Amendment No. 52 to the Registration Statement.)

                                       (g)      Articles Supplementary dated December 12, 1996.
                                                (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                       (h)      Articles Supplementary dated March 3, 1997.
                                                (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                Part C - Page 3

                              2.       (a)      Amended and Restated By-Laws of the Registrant dated March 4, 1991.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (b)      Amended and Restated By-Laws of the Registrant dated September 20,
                                                1991.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (c)      Amended and Restated By-Laws of the Registrant dated December  12, 1991.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (d)      Amended and Restated By-Laws of the Registrant dated September
                                                4, 1996.
                                                (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                       (e)      Amended and Restated By-Laws of the Registrant dated December 3,
                                                1997.
                                                (Incorporated by reference to Post-Effective Amendment No.
                                                59 to the Registration Statement.)

                              3.                Inapplicable.

                              4.                Specimen certificate representing shares of Common Stock ($.01 par value) for Scudder International Fund.
                                                (Incorporated by reference to Exhibit 4 to Post-Effective
                                                Amendment No. 31 to the Registration Statement.)

                              5.       (a)      Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder, Stevens & Clark, Inc.
                                                dated December 14, 1990.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (b)      Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder, Stevens &
                                                Clark, Inc. dated December 7, 1992.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (c)      Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Scudder,
                                                Stevens & Clark, Inc. dated  December 7, 1992.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (d)      Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder,
                                                Stevens & Clark, Inc. dated October 10, 1994.
                                                (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)


                                Part C - page 4

                                       (e)      Investment Management Agreement between the Registrant on behalf of Scudder International Fund, and Scudder, Stevens & Clark, Inc.
                                                dated September 8, 1994.
                                                (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                       (f)      Investment Management Agreement between the Registrant on behalf of Scudder Emerging Markets Growth Fund and Scudder, Stevens &
                                                Clark, Inc. dated May 8, 1996.
                                                (Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement.)

                                       (g)      Investment Management Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund, and
                                                Scudder, Stevens & Clark, Inc.  dated June 10, 1997.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (h)      Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder, Stevens &
                                                Clark, Inc. dated September 5, 1996.
                                                (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                       (i)      Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder, Stevens & Clark, Inc.,
                                                dated September 11, 1997.
                                                (Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement.)

                                       (j)      Investment Management Agreement between the Registrant, on behalf of Scudder International Fund, and Scudder Kemper Investments,
                                                Inc. to be filed by amendment.

                                       (k)      Investment Management Agreement between the Registrant, on behalf of Scudder Emerging Markets Growth Fund, and Scudder
                                                Kemper Investments, Inc., dated December 31, 1997 to be filed by amendment.

                                       (l)      Investment Management Agreement between the Registrant, on behalf of Scudder Greater Europe Growth Fund, and Scudder Kemper
                                                Investments, Inc., dated December 31, 1997 to be filed by
                                                amendment.

                                       (m)      Investment Management Agreement between the Registrant, on behalf of Scudder Pacific Opportunities Fund, and Scudder
                                                Kemper Investments, Inc., dated December 31, 1997 to be filed by amendment.

                                       (n)      Investment Management Agreement between the Registrant, on behalf of Scudder Latin America Fund, and Scudder Kemper
                                                Investments, Inc., dated December 31, 1997 to be filed by
                                                amendment.

                                Part C - Page 5

                              6.       (a)      Underwriting Agreement between the Registrant and Scudder Investor
                                                Services, Inc., formerly Scudder Fund Distributors, Inc., dated
                                                July 15, 1985.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (b)      Underwriting Agreement between the Registrant and Scudder Investor
                                                Services, Inc. dated September 17, 1992.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              7.                Inapplicable.

                              8.                (a)(1) Custodian Contract between the Registrant and Brown
                                                Brothers Harriman & Co. dated April 14, 1986.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (a)(2)   Custodian Contract between the Registrant, on behalf of Scudder
                                                Latin America Fund, and Brown Brothers Harriman & Co. dated
                                                November 25, 1992.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (a)(3)   Custodian Contract between the Registrant, on behalf of Scudder
                                                Pacific Opportunities Fund, and Brown Brothers Harriman & Co.
                                                dated November 25, 1992.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (a)(4)   Custodian Contract between the Registrant, on behalf of Scudder
                                                Greater Europe Growth Fund, and Brown Brothers Harriman & Co.
                                                dated October 10, 1994.
                                                (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                       (a)(5)   Fee schedule for Exhibit 8(a)(1).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (a)(6)   Revised fee schedule for Exhibit 8(a)(1).
                                                (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                       (a)(7)   Custodian Contract between the Registrant and Brown Brothers
                                                Harriman & Co. dated March 7, 1995.
                                                (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)

                                       (a)(8)   Fee schedule for Exhibit 8(a)(7).
                                                (Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement.)
                                 Part C - Page6

                                       (b)(1)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and Morgan Guaranty Trust Company of New York, Tokyo office, dated November 8, 1976.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (b)(2)   Fee schedule for Exhibit 8(b)(1).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (c)(1)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and Morgan Guaranty Trust Company of New York, Brussels
                                                office, dated November 15, 1976.

                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (c)(2)   Fee schedule for Exhibit 8(c)(l).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (d)(1)   Subcustodian Agreement between Brown Brothers Harriman & Co. and
                                                The Bank of New York, London office, dated January 30, 1979.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (d)(2)   Fee schedule for Exhibit 8(d)(1).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (e)(1)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and The Chase Manhattan Bank, N.A., Singapore office, dated
                                                June 9, 1980.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (e)(2)   Fee schedule for Exhibit 8(e)(1).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.).

                                       (f)(1)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and The Chase Manhattan Bank, N.A., Hong Kong office, dated
                                                June 4, 1979.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (f)(2)   Fee schedule for Exhibit 8(f)(1).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (g)(1)   Master Subcustodian Agreement between Brown Brothers Harriman &
                                                Co. and Citibank, N.A. New York office, dated July 16, 1981.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                Part C - Page 7

                                       (g)(2)   Fee schedule for Exhibit 8(g)(1).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              9.                (a)(1) Transfer Agency and Service Agreement between the
                                                Registrant and Scudder Service Corporation dated October 2, 1989.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (a)(2)   Fee schedule for Exhibit 9(a)(1).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (a)(3)   Service Agreement between Copeland Associates, Inc. and Scudder
                                                Service Corporation dated June 8, 1995.
                                                (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                       (b)      Letter Agreement between the Registrant and Cazenove, Inc. dated
                                                January 23, 1978, with respect to the pricing of securities.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (c)(1)   COMPASS Service Agreement between the Registrant and
                                                Scudder Trust Company dated January 1, 1990.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (c)(2)   Fee schedule for Exhibit (9)(c)(1).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (c)(3)   COMPASS and TRAK 2000 Service Agreement between the Registrant and Scudder Trust Company dated October 1, 1995.
                                                (Incorporated by reference to Exhibit 9(c)(3) to Post-Effective
                                                Amendment No. 47 to the Registration Statement.)

                                       (d)(1)   Shareholder Services Agreement between the Registrant and Charles
                                                Schwab & Co., Inc. dated June 1, 1990.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (d)(2)   Administrative Services Agreement between the Registrant and
                                                McGladrey & Pullen, Inc. dated September 30, 1995.
                                                (Incorporated by reference to Exhibit 9(d)(2) to Post-Effective
                                                Amendment No. 47 to the Registration Statement.)

                                       (e)(1)   Fund Accounting Services Agreement between the
                                                Registrant, on behalf of Scudder Greater Europe Growth Fund, and
                                                Scudder Fund Accounting Corporation dated October 10, 1994.
                                                (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

                                Part C - Page 8

                                       (e)(2)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudde International Fund, and Scudder Fund Accounting Corporation
                                                dated April 12, 1995 is filed herein.
                                                (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                                       (e)(3)   Fund Accounting Services Agreement between the
                                                Registrant, on behalf of Scudder Latin America Fund, dated May
                                                17, 1995.
                                                (Incorporated by reference to Exhibit 9(e)(3) to Post-Effective
                                                Amendment No. 47 to the Registration Statement.)

                                       (e)(4)   Fund Accounting Services Agreement between the
                                                Registrant, on behalf of Scudder Pacific Opportunities Fund, dated May 5, 1995.
                                                (Incorporated by reference to Exhibit 9(e)(4) to Post-Effective
                                                Amendment No. 47 to the Registration Statement.)

                                       (e)(5)   Fund Accounting Services Agreement between the
                                                Registrant, on behalf of Scudder  Emerging Markets Growth Fund dated May 8, 1996.
                                                (Incorporated by reference to Exhibit 9(e)(5) to Post-Effective
                                                Amendment No. 49 to the Registration Statement.)

                                       (e)(6)   Fund Accounting Services Agreement between the Registrant, on behalf of Scudder International Growth and Income Fund dated June
                                                3, 1997.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              10.               Inapplicable.

                              11.               Inapplicable.

                              12.               Inapplicable.

                              13.               Inapplicable.

                              14.      (a)      Scudder Flexi-Plan for Corporations and Self-Employed Individuals.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (b)      Scudder Individual Retirement Plan.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (c)      Scudder Funds 403(b) Plan.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (d)      Scudder Employer - Select 403(b) Plan.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                Part C - Page 9

                                       (e)      Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                                       (f)      Scudder Roth IRA Plan to be filed by amendment.

                              15.               Inapplicable.

                              16.               Schedule for Computation of Performance Quotations.
                                                (Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement.)

                              17.               Financial Data Schedule for Scudder International Fund. To
                                                be filed by amendment.

                              18.               Plan with respect to Scudder International Fund pursuant to
                                                Rule 18f-3.
                                                (Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement.)

                  Power of Attorney for Nicholas Bratt, Paul Bancroft III, Thomas J. Devine, William H.
                  Gleysteen, Jr., William H. Luers, Wilson Nolen, Juris Padegs, Daniel Pierce, and
                  Gordon Shillinglaw is incorporated by reference to the signature page of
                  Post-Effective Amendment No. 35.

                  Power of Attorney for Keith R. Fox is incorporated by reference to the Signature Page of Post-Effective Amendment No. 47.

                  Power of Attorney for Kathryn L. Quirk is incorporated by reference to the signature page of Post-Effective Amendment No. 54.

                  Power of Attorney for David S. Lee is incorporated by reference to the signature page of Post-Effective Amendment No. 56.

                  Power of Attorney for Sheryle J. Bolton and William T. Burgin is incorporated by reference to the Signature Page of Post-Effective Amendment No. 58.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of February 2, 1998).
--------          ---------------------------------------------------------

                                            (1)                                              (2)

                                       Title of Class                              Number of Shareholders
                                       --------------                              ----------------------

                   Capital Stock ($.01 par value per share)
                        Scudder International Fund                                      159,692
                        Scudder Latin America Fund                                       70,128
                        Scudder Pacific Opportunities Fund                               23,494
                        Scudder Greater Europe Growth Fund                               15,376
                        Scudder Emerging Markets Growth Fund                             17,042
                        Scudder International Growth and Income Fund                      6,571

                                Part C - Page 10

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article Tenth of Registrant's Articles of Incorporation state as follows:

                  TENTH:  Liability and Indemnification
                  ------  -----------------------------

                           To the fullest extent permitted by the Maryland
                  General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. The limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

                           The Corporation, including its successors and
                  assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation law, as may be amended from time to time, and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                           The Corporation may purchase and maintain insurance
                  on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                           The rights provided to any person by this Article
                  shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                           Nothing in these Articles of Amendment and
                  Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

                                Part C - Page 11

                  Article V of Registrant's Amended and Restated By-Laws states as follows:

                                    ARTICLE V

                          INDEMNIFICATION AND INSURANCE

         SECTION 1. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former Director or officer of the Corporation, or is or was serving while a Director or officer of the Corporation at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary or another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

         SECTION 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article V shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the fullest extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force; provided however, that the person seeking indemnification shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking by or on behalf of the Director to repay any such advance if it is ultimately determined that he is not entitled to indemnification, and provided further that at least one of the following additional conditions is met: (1) the person seeking indemnification shall provide a security in form and amount acceptable to the Corporation for his undertaking; (2) the Corporation is insured against losses arising by reason of the advance; or (3) a majority of a quorum of Directors of the Corporation who are neither "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as amended, nor parties to the proceeding ("disinterested non-party Directors") or independent legal counsel, in a written opinion, shall determine, based on a review of facts readily available to the Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         SECTION 3. Procedure. At the request of any current or former Director or officer, or any employee or agent whom the Corporation proposes to indemnify, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article V have been met; provided, however, that indemnification shall be made only following: (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of the majority of a quorum of disinterested non-party Directors or (b) an independent legal counsel in a written opinion.

         SECTION 4. Indemnification of Employees and Agents. Employees and agents who are not officers or Directors of the Corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, in accordance with the procedures set forth in this Article V to the extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

                                Part C - Page 12

         SECTION 5. Other Rights. The indemnification provided by this Article V shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 6. Constituent, Resulting or Surviving Corporations. For the purposes of this Article V, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger as well as the resulting or surviving corporation so that any person who is or was a Director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under this Article V with respect to the resulting or surviving corporation as he would if he had served the resulting or surviving corporation in the same capacity.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of Americao

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of Americao
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk,
                           Scudder Investor Services, Inc.* Director, Vice
                           President & Secretary, Scudder Fund Accounting
                           Corporation*

                                Part C - Page 13

                           Director, Vice President & Secretary,
                           Scudder Realty Holdings Corporation* Director &
                           Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary,
                           Scudder Precious Metals, Inc.*** Director, Scudder,
                           Stevens & Clark Japan, Inc.*** Director, Vice
                           President and Secretary, Scudder, Stevens & Clark of
                           Canada, Ltd.*** Director, Vice President and
                           Secretary, Scudder Canada Investor Services
                           Limited*** Director, Vice President and Secretary,
                           Scudder Realty Advisers, Inc. x Director and
                           Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark
                           Overseas Corporationoo Director and Secretary, SFA,
                           Inc.* Director, Vice President and Secretary, Scudder
                           Defined Contribution Services, Inc.** Director, Vice
                           President and Secretary, Scudder Capital Asset
                           Corporation** Director, Vice President and Secretary,
                           Scudder Capital Stock Corporation** Director, Vice
                           President and Secretary, Scudder Capital Planning
                           Corporation** Director, Vice President and Secretary,
                           SS&C Investment Corporation** Director, Vice
                           President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV
                           Investment Corporation** Director, Vice President and
                           Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser          Director, Scudder Kemper Investments, Inc.**
                           Member Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           President, Director, Chairman of the Board, ZKI Holding Corporation xx

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

                                Part C - Page 14

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William S. Baughman               Vice President                          None
         Two International Place
         Boston, MA 02110

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          Assistant Secretary
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110


                             Part C - Page 15

        Name and Principal                Position and Offices with               Positions and
        Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
        ----------------                  -------------------------------         -----------------------

         Thomas F. McDonough               Clerk                                   Vice President, Secretary
         Two International Place                                                   and Treasurer
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                Director
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Director, Vice President
         345 Park Avenue                   Assistant Clerk                         and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., 345 Park Avenue, New York, New York 10154. Records relating to the duties of the Registrant's custodian are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings
--------          ------------

                  Inapplicable.


                                Part C - Page 16

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 5th day of February, 1998.



                           SCUDDER INTERNATIONAL FUND, INC.



                           By/s/Thomas F. McDonough
                             -------------------------------------------
                               Thomas F. McDonough,
                               Treasurer, Vice President and Secretary
                               (Principal Financial and Accounting Officer)

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE

/s/Paul Bancroft
--------------------------------------
Paul Bancroft, III*                         Director                                     February 5, 1998


/s/Sheryle J. Bolton
--------------------------------------
Sheryle J. Bolton*                          Director                                     February 5, 1998


/s/William T. Burgin
--------------------------------------
William T. Burgin*                          Director                                     February 5, 1998


/s/Thomas J. Devine
--------------------------------------
Thomas J. Devine*                           Director                                     February 5, 1998


/s/Keith R. Fox
--------------------------------------
Keith R. Fox*                               Director                                     February 5, 1998


/s/William H. Gleysteen, Jr.
--------------------------------------
William H. Gleysteen, Jr.*                  Director                                     February 5, 1998


/s/William H. Luers
--------------------------------------
William H. Luers*                           Director                                     February 5, 1998


SIGNATURE                                   TITLE                                        DATE


/s/Wilson Nolen*
--------------------------------------
Wilson Nolen*                               Director                                     February 5, 1998


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              Chairman of the Board and Director           February 5, 1998


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Director, Vice President and                 February 5, 1998
                                            Assistant Secretary




*By:/s/Thomas F. McDonough
    ----------------------
         Thomas F. McDonough,
         Attorney-in-Fact pursuant to a power of attorney contained in the signature page of Post-Effective Amendment Nos. 35, 47, 49, 54, 56 and 58 to the Registration Statement, filed October 8, 1992, February 27, 1996, July 17, 1996, June 2, 1997, July 31, 1997 and December 4, 1997,
         respectively.

                                                                File No. 2-14400
                                                                File No. 811-642


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT No. 60

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 40

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                        SCUDDER INTERNATIONAL FUND, INC.

                        SCUDDER INTERNATIONAL FUND, INC.

                                  EXHIBIT INDEX